Stock Options (Details 3) (Employees and Directors Stock Option, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employees and Directors Stock Option
Weighted-average fair value of options granted		$ 0.07
Valuation and related assumption for option program
Risk-free interest rate		0.74%
Dividend yield
Expected stock price volatility		103.00%
Expected term		5 years